Loans (Details) - Schedule of maturities of the loan principals - Aug. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of maturities of the loan principals [Abstract]
2022	¥ 1,012,007	$ 156,648
2023	135,000	20,897
2024
2025
2026
Long-term loan principal	¥ 1,147,007	$ 177,545